Schedule of rendering of services (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provision of services:	€ 37	€ 47
Operating activities	1,099	73
Provision of services	€ 1,136	€ 120